Revolving Facility and Deferred Financing Costs	12 Months Ended
Dec. 31, 2022
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Revolving Facility and Deferred Financing Costs
11 – Revolving Facility and Deferred Financing Costs
In July 2022, Sandstorm amended its revolving credit facility agreement allowing the Company to borrow up to $500 million with an additional uncommitted accordion of up to $125 million, for a total of up to $625 million (the “Revolving Facility”).
In August 2022, Sandstorm amended the Revolving Facility and exercised the full $125 million accordion feature allowing the Company to borrow up to $625 million.
The
Revolving Facility is for general corporate purposes, from a syndicate of banks including The Bank of Nova Scotia, Bank of Montreal, National Bank of Canada, Canadian Imperial Bank of Commerce, and Royal Bank of Canada (“the Syndicate”). The facility matures in October 2025, subject to an extension based on mutual consent of the parties.
The amounts drawn on the Revolving Facility are subject to interest at SOFR plus 1.875%–3.5% per annum, and the undrawn portion of the Revolving Facility is subject to a standby fee of 0.422%–0.788% per annum, both of which are dependent on the Company’s leverage ratio. The Revolving Facility maintains its sustainability-linked incentive pricing terms that allow Sandstorm to reduce the borrowing costs from the interest rates described earlier as the Company’s performance targets are met.
Under the amendments to the Revolving Facility, Sandstorm is required to maintain a leverage ratio of net debt divided by EBITDA (as defined in the Revolving Facility) of less than or equal to 4.75:1.00 until March 31, 2023; less than or equal to 4.25:1.00 from April 1, 2023 to September 30, 2023; and 4.00:1.00 for each fiscal quarter after. The Company must also maintain an interest coverage ratio of greater than or equal to 3.00:1.00 for each fiscal quarter.
The Revolving Facility is secured against the Company’s assets, including the Company’s Stream, royalty and other interests and investments. As of December 31, 2022, the Company was in compliance with the covenants and the balance of the Revolving Facility was $497.5 million.
Deferred financing costs are amortized on a straight-line basis over the term of the Revolving Facility. At December 31, 2022, deferred financing costs, net of accumulated amortization, was $3.9 million (December 31, 202
1
— $2.6
million)